PRINCIPAL ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended						12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2009 CNY	Dec. 31, 2012 Purchased software [Member]	Dec. 31, 2012 US Dollars [Member] USD ($)	Dec. 31, 2011 US Dollars [Member] USD ($)	Dec. 31, 2012 HK Dollars [Member] HKD	Dec. 31, 2011 HK Dollars [Member] HKD	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2010 VIEs [Member] CNY
Summary of Significant Accounting Policies [Line Items]
Current liabilities exceeding current assets		474,500,000
Credit facility		600,000,000
Total number of VIEs														6
Total registered capital														6,010,000
Total net assets														26,262,000
Total net income	(3,647,000)	(22,715,000)	357,625,000	366,608,000										16,257,000
Foreign currency exchange rate, from RMB to US Dollar	6.2301	6.2301
Original maturities of investments, cash and cash equivalents												3 months
Cash and cash equivalents	106,444,000	663,156,000	1,786,038,000	2,382,643,000	286,679,000	829,592,000		41,524,000	52,747,000	100	100
Repaid term of cash reserved in specific interests reserve account	6 months	6 months
Allowance for doubtful accounts	0	0	295,000	0
Amortization period of consumables												1 year
Impairment loss of investment in jointly controlled entity		0	0
Impairment of goodwill		0	0	0
Remaining legal life of Motel 168 brand	6 years	6 years
Estimated useful life of intangible assets							5 years
Impairment of intangible assets		0	0	0
Impairment loss of long-lived assets and definite-lived intangible assets	2,029,000	12,641,000	1,705,000	0
Employee benefits expense		215,251,000	180,145,000	103,292,000
Amounts accrued which included in salaries and welfare payable and other unpaid and accruals in balance sheets		11,913,000	12,524,000
Redemption rate for estimating costs of customer reward	20.00%	20.00%
Accruals for customer reward program		5,499,000	5,211,000
Non-current deferred revenue recognized period													1 year
On-going management and service fees based on percentage of revenue												6.00%	3.00%
Franchising period	5 years	5 years										8 years	5 years
Estimated average life of memberships	2 years	2 years
One-time membership fees recognized period	2 years	2 years
Revenue from one-time membership fees		172,148,000	79,367,000	33,846,000
Approximate rate of business tax and related surcharges	5.60%	5.60%
Advertising related expenses		24,068,000	21,944,000	11,361,000
Requisite service period	4 years	4 years
Capitalized interest cost		0	0	0
Percentage of likelihood to be realized upon settlement, used to measure tax benefit as largest amount	50.00%	50.00%
Uncertain tax positions		0	0
Financial subsidies received		43,248,000	22,356,000	14,903,000
Proportion of net income required to be set aside in PRC	10.00%	10.00%
Minimum percentage of statutory reserve when appropriations are discretionary	50.00%	50.00%
Appropriations to statutory reserves		32,695,000	31,749,000	26,523,000
Reversal from statutory reserve to retained earnings		141,000	0
Restricted net assets		3,269,349,000
Restricted net assets, paid in capital		3,110,933,000
Number of customers that accounted for more than 10% of net revenues	0	0	0	0
Number of customers that accounted for more than 10% of accounts receivable	0	0			0